Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees

Jackson Variable Series Trust:

In planning and performing our audits of the financial statements (consolidated, where applicable) and financial highlights of the Funds listed in the Appendix (the Funds), each a series within Jackson Variable Series Trust, as of and for the year ended December 31, 2019, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and financial highlights and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements and financial highlights for external purposes in accordance with U.S. generally accepted accounting principles (GAAP). A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements and financial highlights in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and Board of Trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements and financial highlights.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements and financial highlights will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, which we consider to be a material weakness as defined above as of December 31, 2019.

This report is intended solely for the information and use of management and the Board of Trustees of the Funds and the Securities and Exchange Commission, and is not intended to be and should not be used by anyone other than these specified parties.

/s/ KPMG LLP

Chicago, Illinois

February 21, 2020

Appendix

List of Funds

JNL iShares Tactical Growth Fund

JNL iShares Tactical Moderate Fund

JNL iShares Tactical Moderate Growth Fund

JNL/DFA U.S. Small Cap Fund

JNL/DoubleLine Total Return Fund

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund

JNL/FAMCO Flex Core Covered Call Fund

JNL/Lazard International Strategic Equity Fund

JNL/Mellon Equity Income Fund (named changed from JNL/The Boston Company Equity Income Fund)

JNL/Neuberger Berman Commodity Strategy Fund (name changed from JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund)

JNL/Neuberger Berman Currency Fund

JNL/Nicholas Convertible Arbitrage Fund

JNL/PIMCO Investment Grade Credit Bond Fund (name changed from JNL/PIMCO Investment Grade Corporate Bond Fund)

JNL/T. Rowe Price Capital Appreciation Fund

JNL/The London Company Focused U.S. Equity Fund

JNL/VanEck International Gold Fund

JNL/WCM Focused International Equity Fund

JNL Conservative Allocation Fund

JNL Institutional Alt 100 Fund

JNL Moderate Allocation Fund

JNL/American Funds® Global Growth Fund

JNL/American Funds® Growth Fund